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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22051

ING International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.7%
		Australia: 9.3%
38,846		Australia & New Zealand Banking Group Ltd.	$806,187
455,188		Australian Wealth Management Ltd.	751,336
16,450		BHP Billiton Ltd.	691,620
70,445		Billabong International Ltd.	814,446
54,719		Caltex Australia Ltd.	782,478
13,000		Commonwealth Bank of Australia	526,532
1,045,710		Emeco Holdings Ltd.	1,149,764
172,773		Macquarie Airports Management Ltd.	479,439
13,424		Macquarie Group Ltd.	701,301
233,125		Macquarie Infrastructure Group	668,945
29,425		National Australia Bank Ltd.	881,944
107,367		OneSteel Ltd.	741,390
35,942		QBE Insurance Group Ltd.	840,738
520,743		Sigma Pharmaceuticals Ltd.	615,472
152,474		Telstra Corp., Ltd.	692,943
20,024		Wesfarmers Ltd.	726,454
25,847		Westpac Banking Corp.	575,261
23,279		Woolworths Ltd.	617,459
			13,063,709
		Austria: 0.7%
44,200		Telekom Austria AG	1,054,048
			1,054,048
		Bahamas: 0.7%
33,153	@	Teekay LNG Partners LP	969,725
			969,725
		Belgium: 1.7%
9,200		Delhaize Group	691,993
38,200		Fortis	934,459
5,800		Solvay SA	830,721
			2,457,173
		Bermuda: 0.4%
128,500		Hiscox Ltd.	604,939
			604,939
		Canada: 3.2%
27,500		Bell Aliant Regional Communications Income Fund	808,172
46,434		Crescent Point Energy Trust	1,688,467
24,821		Fording Canadian Coal Trust	1,967,244
			4,463,883
		China: 3.1%
702,000		Anhui Expressway Co., Ltd.	522,276
1,012,000		China Construction Bank	903,542
710,000		China Petroleum & Chemical Corp.	717,155
917,000		Industrial and Commercial Bank of China Ltd.	686,843
784,000		Jiangsu Expressway Co., Ltd.	597,604
346,000		PetroChina Co., Ltd.	493,349
361,000		Weiqiao Textile Co.	382,811
			4,303,580
		Denmark: 0.7%
28,900		Danske Bank A/S	990,917
			990,917
		Finland: 2.4%
13,100		Kesko OYJ	533,634
37,000		Nokia OYJ	1,054,727
25,000		Orion OYJ	536,643
35,900		UPM-Kymmene OYJ	698,754
25,000		Uponor OYJ	543,782
			3,367,540

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2008 (Unaudited) (continued)

Shares		Value
	France: 6.0%
9,500	BNP Paribas	$979,790
13,640	Bouygues SA	1,114,360
2,700	Lafarge SA	488,064
13,200	Nexity	532,116
17,600	Sanofi-Aventis	1,312,210
22,300	Total SA	1,943,544
14,100	Vinci SA	1,062,396
25,500	Vivendi	1,072,577
		8,505,057
	Germany: 4.8%
5,100	Allianz AG	964,804
19,300	Bayerische Motoren Werke AG	1,136,791
12,300	Celesio AG	518,554
45,100	Deutsche Post AG	1,430,745
5,200	E.ON AG	1,103,276
12,300	MTU Aero Engines Holding AG	530,835
5,500	Muenchener Rueckversicherungs AG	1,031,283
		6,716,288
	Hong Kong: 5.7%
258,500	BOC Hong Kong Holdings Ltd.	661,721
43,000	China Mobile Ltd.	632,620
94,000	CLP Holdings Ltd.	849,277
391,000	CNOOC Ltd.	692,294
1,562,000	Denway Motors Ltd.	732,206
49,000	Esprit Holdings Ltd.	573,693
36,800	Hang Seng Bank Ltd.	746,630
128,500	HongKong Electric Holdings	776,056
241,000	Industrial & Commercial Bank of China (Asia) Ltd.	641,802
758,500	Kingboard Laminates Holdings Ltd.	514,011
38,000	Sun Hung Kai Properties Ltd.	611,980
904,000	TPV Technology Ltd.	556,832
		7,989,122
	Hungary: 0.6%
172,309	Magyar Telekom Telecommunications PLC	849,246
		849,246
	India: 0.8%
97,244	Hindustan Petroleum Corp., Ltd. (Equity Certificates, Issuer: ABN Amro Bank N.V.)	563,951
26,814	Oil & Natural Gas Corp., Ltd. (Equity Certificates, Issuer: ABN Amro Bank N.V.)	549,620
		1,113,571
	Ireland: 2.0%
50,000	Allied Irish Banks PLC	993,999
14,100	CRH PLC	520,929
178,400	Independent News & Media	638,843
34,600	Irish Life & Permanent PLC	601,371
		2,755,142
	Israel: 0.9%
246,284	Bank Hapoalim BM	1,246,524
		1,246,524
	Italy: 5.5%
39,400	Banche Popolari Unite Scpa	1,015,514
97,000	Enel S.p.A.	1,090,744
46,900	ENI S.p.A.	1,913,541
7,396	Italcementi S.p.A. RNC	122,013
58,406	Milano Assicurazioni S.p.A.	367,525
400	Pirelli & C Real Estate S.p.A.	10,281
25,300	Prysmian S.p.A.	669,757
90,000	Saras S.p.A.	554,839
—	Societa Iniziative Autostradali e Servizi S.p.A.	2,224
623,000	Telecom Italia S.p.A. RNC	1,101,797
133,700	UniCredito Italiano S.p.A.	935,319
		7,783,554
	Malaysia: 2.0%
450,600	Berjaya Sports Toto BHD	716,114
185,000	Commerce Asset Holdings BHD	542,438
66,300	Digi.com BHD	542,148
164,375	Malayan Banking BHD	380,538
195,400	Public Bank BHD	693,590
		2,874,828

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2008 (Unaudited) (continued)

Shares		Value
	Netherlands: 3.3%
8,600	Hunter Douglas NV	$567,326
13,900	Randstad Holdings NV	605,890
48,000	Royal Dutch Shell PLC - Class B	2,005,332
43,500	Unilever NV	1,422,496
		4,601,044
	New Zealand: 0.4%
100,807	Fletcher Building Ltd.	632,296
		632,296
	Philippines: 1.1%
445,600	Bank of the Philippine Islands	540,352
13,000	Globe Telecom, Inc.	383,344
10,440	Philippine Long Distance Telephone Co.	625,146
		1,548,842
	Portugal: 0.4%
31,600	Banco Espirito Santo SA	569,446
		569,446
	Singapore: 3.1%
505,000	ComfortDelgro Corp., Ltd.	596,964
43,000	DBS Group Holdings Ltd.	615,537
43,000	Singapore Airlines Ltd.	501,997
800,000	Singapore Post Ltd.	640,100
226,000	Singapore Press Holdings Ltd.	710,756
245,000	Singapore Telecommunications Ltd.	686,373
314,000	StarHub Ltd.	659,122
		4,410,849
	South Korea: 4.0%
35,730	Daegu Bank	527,507
27,260	Daishin Securities Co., Ltd.	525,829
11,722	Kookmin Bank	730,110
41,250	Korea Exchange Bank	614,986
13,100	KT Corp.	588,481
6,654	KT&G Corp.	577,599
53,030	Pusan Bank	770,126
7,541	S-Oil Corp.	541,496
34,430	Woori Investment & Securities Co., Ltd.	731,000
		5,607,134
	Spain: 2.6%
47,000	Banco Bilbao Vizcaya Argentaria SA	1,048,342
50,000	Banco Santander Central Hispano SA	1,043,002
23,900	Gestevision Telecinco SA	371,648
42,300	Telefonica SA	1,212,932
		3,675,924
	Sweden: 3.0%
64,600	Nordea Bank AB	1,050,912
38,200	Swedbank AB	945,025
412,000	Telefonaktiebolaget LM Ericsson	1,112,345
120,500	TeliaSonera AB	1,095,319
		4,203,601
	Taiwan: 6.0%
351,000	Acer, Inc.	728,996
426,000	China Steel Corp.	728,776
575,000	Compal Electronics, Inc.	639,557
167,000	Delta Electronics, Inc.	477,177
422,559	Far EasTone Telecommunications Co., Ltd.	734,042
25,000	High Tech Computer Corp.	666,127
419,000	Lite-On Technology Corp.	496,582
232,000	Nan Ya Plastics Corp.	538,080
142,000	Novatek Microelectronics Corp., Ltd.	552,086
328,000	Taiwan Semiconductor Manufacturing Co., Ltd.	717,296
435,000	Tung Ho Steel Enterprise Corp.	909,304
200,000	U-Ming Marine Transport Corp.	646,899
353,000	Wistron Corp.	603,763
		8,438,685

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2008 (Unaudited) (continued)

Shares			Value
		Thailand: 0.6%
150,300		Advanced Info Service PCL	$450,994
237,000		Thai Oil PCL	466,370
			917,364
		Turkey: 0.6%
36,057		Tupras Turkiye Petrol Rafine	902,313
			902,313
		United Kingdom: 12.7%
24,400		AstraZeneca PLC	1,065,102
85,400		Aviva PLC	1,067,249
112,000		Barclays PLC	831,779
34,900		Bellway PLC	430,450
148,500		BP PLC	1,792,793
78,400		Brit Insurance Holdings PLC	336,693
242,000		BT Group PLC	1,065,454
14,100		Carnival PLC	537,263
121,100		Cattles PLC	438,860
62,400		GlaxoSmithKline PLC	1,381,952
38,000		Greene King PLC	406,981
289,062		Henderson Group PLC	755,095
36,000		HSBC Holdings PLC	606,581
405,600		Kingfisher PLC	1,105,189
413,400		Legal & General Group PLC	981,837
117,000		Lloyds TSB Group PLC	890,927
94,000		Marks & Spencer Group PLC	708,601
37,800		Scottish & Southern Energy PLC	1,102,832
73,500		Tate & Lyle PLC	675,406
73,400		United Utilities PLC	1,089,414
76,400		William Hill PLC	573,997
			17,844,455
		United States: 6.4%
13,700		Altria Group, Inc.	304,962
27,600		Atmos Energy Corp.	755,964
27,900		Bank of America Corp.	948,879
28,400		Dow Chemical Co.	1,147,360
548		Fairpoint Communications, Inc.	4,932
31,800		General Electric Co.	976,896
19,184		Kinder Morgan Energy Partners LP	1,115,933
45,100		Pfizer, Inc.	873,136
13,700	@	Philip Morris International, Inc.	721,442
19,200		UST, Inc.	1,060,416
29,100		Verizon Communications, Inc.	1,119,477
			9,029,397
		Total Common Stock
		(Cost $140,598,296)	133,490,196
REAL ESTATE INVESTMENT TRUSTS: 2.4%
		Australia: 0.4%
35,479		Westfield Group	579,234
			579,234
		Belgium: 0.4%
2,900		Cofinimmo	541,870
			541,870
		Netherlands: 0.8%
6,600		Corio NV	578,642
4,700		Wereldhave NV	548,087
			1,126,729
		Singapore: 0.8%
660,000	@	Ascendas India Trust	533,216
309,000	@	Ascendas Real Estate Investment Trust	560,000
			1,093,216
		Total Real Estate Investment Trusts
		(Cost $3,447,033)	3,341,049
PREFERRED STOCK: 0.5%
		South Korea: 0.5%
1,429		Samsung Electronics Co., Ltd.	729,978
		Total Preferred Stock
		(Cost $674,177)	729,978

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2008 (Unaudited) (continued)

Shares				Value
RIGHTS: 0.0%
		United Kingdom: 0.0%
40,000		Cattles PLC		$50,465
		Total Rights
		(Cost $-)		50,465
		Total Investments in Securities
		(Cost $144,719,506)*	97.6%	$137,611,688
		Other Assets and Liabilities — Net	2.4	3,411,083
		Net Assets	100.0%	$141,022,771

	@	Non-income producing security
	*	Cost for federal income tax purposes is $145,149,873.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,471,206
		Gross Unrealized Depreciation		(13,009,391)
		Net Unrealized Depreciation		$(7,538,185)

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.4%
Agriculture	1.9
Airlines	0.3
Apparel	1.0
Auto Manufacturers	1.3
Banks	19.0
Building Materials	1.2
Chemicals	1.8
Coal	1.4
Commercial Services	1.2
Computers	2.6
Diversified	1.2
Diversified Financial Services	3.2
Electric	3.5
Electrical Components & Equipment	0.8
Electronics	0.4
Engineering & Construction	1.9
Entertainment	0.9
Food	2.8
Forest Products & Paper	0.5
Gas	0.5
Holding Companies - Diversified	0.3
Home Builders	0.3
Housewares	0.4
Insurance	4.4
Investment Companies	0.5
Iron/Steel	1.7
Leisure Time	0.4
Machinery - Diversified	0.8
Media	2.0
Mining	0.5
Miscellaneous Manufacturing	1.6
Office Property	0.8
Oil & Gas	11.1
Pharmaceuticals	4.5
Pipelines	0.8
Real Estate	0.8
Retail	1.3
Semiconductors	1.4
Shopping Centers	0.4
Telecommunications	11.7
Textiles	0.3
Transportation	3.0
Water	0.8
Other Assets and Liabilities - Net	2.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2008 (Unaudited) (continued)

ING International High Dividend Equity Income Fund May 31, 2008

Written Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

1,410	Deutsche Bank	Australia S&P/ASX 200 Index	06/04/08	5,772.56	AUD	$156,599	$(23,857)
2,720	Morgan Stanley	Dow Jones Euro Stoxx 50 (Price) Index	06/04/08	3,823.00	EUR	296,361	(44,051)
885	Merrill Lynch	FTSE 100 Index	06/04/08	6,259.73	GBP	179,814	(4,697)
1,320	Goldman Sachs	Hong Kong Hang Seng Index	06/04/08	26,284.18	HKD	115,840	(494)
17,630,000	Deutsche Bank, AG	Korea KOSPI 200 Index	06/04/08	241.11	KRW	91,464	(16,705)
12,350	Goldman Sachs	Taiwan TAIEX Index	06/04/08	8,893.04	TWD	95,117	(3,322)
						$935,195	$(93,126)
		Total Premiums Received:	$935,195
	Total Liabilities for Call Options Written:		$93,126

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of May 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•    Level 1 - quoted prices in active markets for identical investments

•    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 - significant unobservable inputs (including the Funds own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$18,587,207	$—
Level 2- Other Significant Observable Inputs	119,024,481	—
Level 3- Significant Unobservable Inputs	—	(93,126)
Total	$137,611,688	$(93,126)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options , which are valued at the unrealized appreciation/depreciation of the instrument.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of May 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 02/29/08	$—	$(657,078)
Net purchases (sales)	—	(639,527)
Total realized and unrealized gain (loss)	—	1,203,479
Transfers in and/or out of Level 3	—	—
Balance at 05/31/08	$—	$(93,126)

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options , which are valued at the unrealized appreciation/depreciation of the instrument.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 30, 2008